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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices)  (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 7 of its series, Evergreen Enhanced S&P 500 Fund, Evergreen Growth Fund, Evergreen Omega Fund, Evergreen Large Company Growth Fund, Evergreen Small-Mid Growth Fund, Evergreen Mid Cap Growth Fund, and Evergreen Diversified Capital Builder Fund for the quarter ended June 30, 2008. These 7 series have a September 30 fiscal year end.

Date of reporting period: June 30, 2008

Item 1 – Schedule of Investments

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 98.8%
CONSUMER DISCRETIONARY 8.0%
Hotels, Restaurants & Leisure 1.2%
Carnival Corp.	81,636	$2,690,723
Darden Restaurants, Inc. ρ	155,012	4,951,083
McDonald’s Corp.	151,733	8,530,429

		16,172,235

Internet & Catalog Retail 0.3%
Amazon.com, Inc. *	62,610	4,591,191

Leisure Equipment & Products 0.7%
Hasbro, Inc.	269,582	9,629,469

Media 3.3%
DIRECTV Group, Inc. *	233,472	6,049,259
Omnicom Group, Inc.	203,993	9,155,206
Time Warner, Inc.	1,046,472	15,487,786
Viacom, Inc., Class B *	238,439	7,281,927
Walt Disney Co. ρ	257,246	8,026,075

		46,000,253

Specialty Retail 1.6%
AutoZone, Inc. *	27,526	3,330,921
Best Buy Co., Inc. ρ	170,739	6,761,264
Limited Brands, Inc. ρ	244,288	4,116,253
TJX Cos.	258,606	8,138,331

		22,346,769

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc. *	140,163	4,047,908
Nike, Inc., Class B	148,526	8,853,635

		12,901,543

CONSUMER STAPLES 10.8%
Beverages 2.4%
Coca-Cola Enterprises, Inc. ρ	440,713	7,624,335
Molson Coors Brewing Co., Class B	219,736	11,938,257
Pepsi Bottling Group, Inc.	241,377	6,739,246
PepsiCo, Inc. ρ	114,679	7,292,437

		33,594,275

Food & Staples Retailing 3.7%
CVS Caremark Corp.	215,409	8,523,734
Kroger Co.	395,594	11,420,799
Safeway, Inc.	151,936	4,337,773
Wal-Mart Stores, Inc.	486,450	27,338,490

		51,620,796

Food Products 0.9%
Archer Daniels Midland Co.	129,140	4,358,475
Bunge, Ltd. ρ	73,545	7,920,061

		12,278,536

Household Products 2.1%
Procter & Gamble Co.	486,817	29,603,342

Tobacco 1.7%
Altria Group, Inc.	435,246	8,948,658
Philip Morris International, Inc. *	312,986	15,458,378

		24,407,036

1

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 15.7%
Energy Equipment & Services 2.6%
ENSCO International, Inc.	154,016	$12,435,252
National Oilwell Varco, Inc. *	139,507	12,377,061
Noble Corp.	183,543	11,922,953

		36,735,266

Oil, Gas & Consumable Fuels 13.1%
Apache Corp.	76,193	10,590,827
Chevron Corp.	409,266	40,570,539
ConocoPhillips	344,688	32,535,100
Exxon Mobil Corp.	713,623	62,891,595
Marathon Oil Corp.	160,846	8,343,082
Occidental Petroleum Corp.	220,888	19,848,996
Valero Energy Corp.	145,274	5,982,383
W&T Offshore, Inc.	52,082	3,047,318

		183,809,840

FINANCIALS 12.1%
Capital Markets 3.2%
Federated Investors, Inc., Class B	153,311	5,276,965
Goldman Sachs Group, Inc.	91,674	16,033,783
Lehman Brothers Holdings, Inc. ρ	133,522	2,645,071
Morgan Stanley	318,335	11,482,343
State Street Corp. ρ	147,942	9,466,808

		44,904,970

Commercial Banks 1.5%
Comerica, Inc.	141,061	3,615,393
Wells Fargo & Co.	704,678	16,736,103

		20,351,496

Diversified Financial Services 3.3%
Bank of America Corp.	544,570	12,998,886
Citigroup, Inc.	539,488	9,041,819
IntercontinentalExchange, Inc. *	59,620	6,796,680
JPMorgan Chase & Co. ρ	522,071	17,912,256

		46,749,641

Insurance 3.7%
ACE, Ltd. ρ	190,957	10,519,821
Allstate Corp.	158,879	7,243,294
American International Group, Inc.	180,539	4,777,062
Arch Capital Group, Ltd.	104,530	6,932,430
MetLife, Inc.	179,667	9,481,027
Travelers Companies, Inc.	281,964	12,237,237

		51,190,871

Real Estate Investment Trusts 0.4%
Simon Property Group, Inc.	66,718	5,997,281

HEALTH CARE 12.4%
Biotechnology 1.6%
Amgen, Inc. *	281,128	13,257,996
Biogen Idec, Inc. *	92,000	5,141,880
Genzyme Corp. *	61,453	4,425,845

		22,825,721

Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	165,794	10,600,868
St. Jude Medical, Inc. *	207,853	8,497,031
Zimmer Holdings, Inc. *	77,037	5,242,368

		24,340,267

2

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 2.1%
CIGNA Corp.	224,131	$7,931,996
McKesson Corp.	91,222	5,100,222
UnitedHealth Group, Inc.	356,824	9,366,630
WellPoint, Inc. *	152,728	7,279,017

		29,677,865

Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc. *	98,983	5,516,323

Pharmaceuticals 6.6%
Eli Lilly & Co.	246,841	11,394,181
Forest Laboratories, Inc. *	141,293	4,908,519
Johnson & Johnson	496,295	31,931,620
Merck & Co., Inc.	379,789	14,314,247
Pfizer, Inc.	1,325,126	23,149,951
Wyeth	132,156	6,338,202

		92,036,720

INDUSTRIALS 10.8%
Aerospace & Defense 3.9%
Boeing Co.	76,981	5,059,191
General Dynamics Corp.	109,509	9,220,658
Honeywell International, Inc.	131,475	6,610,563
L-3 Communications Holdings, Inc.	94,453	8,582,944
Lockheed Martin Corp.	75,379	7,436,892
Northrop Grumman Corp.	168,691	11,285,428
United Technologies Corp.	103,771	6,402,671

		54,598,347

Commercial Services & Supplies 0.2%
Manpower, Inc.	54,076	3,149,386

Industrial Conglomerates 2.9%
General Electric Co.	1,122,434	29,957,764
Tyco International, Ltd. ρ	255,675	10,237,227

		40,194,991

Machinery 2.4%
Cummins, Inc.	151,873	9,950,719
Eaton Corp.	88,681	7,535,224
Paccar, Inc. ρ	138,287	5,784,545
Parker Hannifin Corp.	145,149	10,352,027

		33,622,515

Road & Rail 1.4%
CSX Corp.	114,723	7,205,752
Norfolk Southern Corp.	192,039	12,035,084

		19,240,836

INFORMATION TECHNOLOGY 17.6%
Communications Equipment 1.3%
Cisco Systems, Inc. *	589,953	13,722,307
QUALCOMM, Inc.	100,429	4,456,034

		18,178,341

Computers & Peripherals 6.3%
Apple, Inc. *	107,266	17,960,619
Hewlett-Packard Co.	458,241	20,258,835
International Business Machines Corp. ρ	264,143	31,308,870
Lexmark International, Inc., Class A *	164,815	5,509,766

3

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals continued
NetApp, Inc. * ρ	197,267	$4,272,803
Seagate Technology, Inc.	211,372	4,043,546
Western Digital Corp. * ρ	129,340	4,466,110

		87,820,549

Internet Software & Services 1.5%
eBay, Inc. *	263,608	7,204,407
Google, Inc., Class A *	24,865	13,089,433

		20,293,840

IT Services 1.3%
Accenture, Ltd., Class A	194,004	7,899,843
Affiliated Computer Services, Inc., Class A *	90,366	4,833,677
Computer Sciences Corp. *	106,729	4,999,186

		17,732,706

Office Electronics 0.2%
Xerox Corp. ρ	237,907	3,226,019

Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	878,329	18,866,507
LSI Corp. *	631,939	3,880,105
MEMC Electronic Materials, Inc. *	108,364	6,668,721
Texas Instruments, Inc. ρ	307,293	8,653,371

		38,068,704

Software 4.3%
Adobe Systems, Inc. *	112,254	4,421,685
Microsoft Corp.	1,207,499	33,218,298
Oracle Corp. *	879,412	18,467,652
Symantec Corp. *	245,809	4,756,404

		60,864,039

MATERIALS 3.8%
Chemicals 2.2%
Dow Chemical Co.	303,756	10,604,122
E.I. DuPont de Nemours & Co.	137,719	5,906,768
Eastman Chemical Co.	92,706	6,383,735
Lubrizol Corp.	164,412	7,617,208

		30,511,833

Metals & Mining 1.6%
Freeport-McMoRan Copper & Gold, Inc. ρ	105,506	12,364,248
United States Steel Corp.	59,599	11,012,703

		23,376,951

TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 3.4%
AT&T, Inc.	870,780	29,336,578
Verizon Communications, Inc.	504,335	17,853,459

		47,190,037

Wireless Telecommunication Services 0.3%
Sprint Nextel Corp.	522,921	4,967,750

UTILITIES 3.9%
Electric Utilities 2.0%
Duke Energy Corp.	627,314	10,902,717
Edison International	247,012	12,691,477
FirstEnergy Corp.	62,671	5,159,703

		28,753,897

4

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 1.9%
CenterPoint Energy, Inc.	666,160	$10,691,868
NiSource, Inc. ρ	447,428	8,017,910
Xcel Energy, Inc.	373,139	7,488,900

		26,198,678

Total Common Stocks (cost $1,113,127,362)		1,385,271,125

	Principal Amount	Value

SHORT-TERM INVESTMENTS 7.3%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
1.61%, 08/07/2008 ƒ ß	$1,000,000	998,344
1.90%, 09/18/2008 ƒ ß	500,000	497,948

		1,496,292

	Shares	Value

MUTUAL FUND SHARES 7.2%
BGI Prime Money Market Fund, Premium Class, 2.58% q ρρ	18,423,872	18,423,872
BlackRock Liquidity TempFund, Institutional Class, 2.58% q ρρ	19,743,135	19,743,135
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø ρρ	42,489,045	42,489,045
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.74% q ρρ	19,595,560	19,595,560

		100,251,612

Total Short-Term Investments (cost $101,747,904)		101,747,904

Total Investments (cost $1,214,875,266) 106.1%		1,487,019,029
Other Assets and Liabilities (6.1%)		(85,712,771)

Net Assets 100.0%		$1,401,306,258

ρ	All or a portion of this security is on loan.
*	Non-income producing security
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

At June 30, 2008, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at June 30, 2008	Unrealized Gain (Loss)

September 2008	45 S&P 500 Index Futures	$15,142,879	$14,412,375	$(730,504)

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $1,217,550,654. The gross unrealized appreciation and depreciation on securities based on tax cost was $352,445,513 and $82,977,138, respectively, with a net unrealized appreciation of $269,468,375.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

5

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

6

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 94.4%
CONSUMER DISCRETIONARY 9.8%
Diversified Consumer Services 1.4%
Strayer Education, Inc.	44,900	$9,387,243

Hotels, Restaurants & Leisure 3.1%
California Pizza Kitchen, Inc. * ρ	379,850	4,250,521
Chipotle Mexican Grill, Inc., Class A * ρ	29,700	2,453,814
Gaylord Entertainment Co. * ρ	145,234	3,479,807
Great Wolf Resorts, Inc. *	652,600	2,851,862
Life Time Fitness, Inc. * ρ	135,455	4,002,695
Pinnacle Entertainment, Inc. * ρ	337,000	3,535,130

		20,573,829

Internet & Catalog Retail 0.9%
Blue Nile, Inc. * ρ	145,100	6,169,652

Leisure Equipment & Products 0.5%
Callaway Golf Co.	290,400	3,435,432

Media 1.8%
Marvel Entertainment, Inc. * ρ	195,600	6,286,584
National CineMedia, Inc.	533,100	5,682,846

		11,969,430

Specialty Retail 1.4%
Conn’s, Inc. *	353,069	5,673,819
J. Crew Group, Inc. * ρ	116,400	3,842,364

		9,516,183

Textiles, Apparel & Luxury Goods 0.7%
Iconix Brand Group, Inc. * ρ	398,500	4,813,880

CONSUMER STAPLES 1.6%
Food & Staples Retailing 0.7%
Longs Drug Stores Corp. ρ	114,500	4,821,595

Personal Products 0.9%
Bare Escentuals, Inc. * ρ	321,200	6,016,076

ENERGY 11.3%
Energy Equipment & Services 7.7%
Core Laboratories NV * ρ	74,700	10,633,545
Dril-Quip, Inc. *	81,700	5,147,100
ION Geophysical Corp. *	329,600	5,751,520
Matrix Service Co. *	333,000	7,678,980
Natco Group, Inc., Class A *	171,800	9,368,254
Oceaneering International, Inc. *	172,600	13,298,830

		51,878,229

Oil, Gas & Consumable Fuels 3.6%
Petrohawk Energy Corp. *	250,900	11,619,179
PetroQuest Energy, Inc. *	245,500	6,603,950
World Fuel Services Corp.	268,900	5,899,666

		24,122,795

FINANCIALS 5.4%
Capital Markets 2.8%
Greenhill & Co. ρ	93,200	5,019,752
KBW, Inc. * ρ	230,700	4,747,806
Stifel Financial Corp. *	256,858	8,833,347

		18,600,905

Commercial Banks 1.0%
PrivateBancorp, Inc. ρ	229,555	6,973,881

1

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 0.3%
MarketAxess Holdings, Inc. * ρ	268,800	$2,032,128

Insurance 0.8%
HCC Insurance Holdings, Inc.	252,800	5,344,192

Real Estate Investment Trusts 0.5%
Redwood Trust, Inc. ρ	154,823	3,528,416

HEALTH CARE 21.2%
Biotechnology 2.8%
BioMarin Pharmaceutical, Inc. *	200,500	5,810,490
Cepheid *	231,400	6,506,968
United Therapeutics Corp. * ρ	67,200	6,568,800

		18,886,258

Health Care Equipment & Supplies 7.0%
ArthroCare Corp. *	93,218	3,804,226
Conceptus, Inc. * ρ	251,300	4,646,537
Hansen Medical, Inc. * ρ	281,500	4,706,680
Insulet Corp. * ρ	156,300	2,458,599
Masimo Corp. * ρ	134,982	4,636,632
Meridian Bioscience, Inc.	293,750	7,907,750
NuVasive, Inc. * ρ	148,500	6,632,010
RTI Biologics, Inc. * ρ	414,200	3,624,250
Zoll Medical Corp. *	243,700	8,205,379

		46,622,063

Health Care Providers & Services 4.9%
Inventiv Health, Inc. *	227,020	6,308,886
Pediatrix Medical Group, Inc. *	129,800	6,390,054
Psychiatric Solutions, Inc. * ρ	248,098	9,388,028
Sun Healthcare Group, Inc. *	414,000	5,543,460
VCA Antech, Inc. *	200,427	5,567,862

		33,198,290

Life Sciences Tools & Services 6.5%
Icon plc *	164,000	12,385,280
Illumina, Inc. * ρ	144,100	12,552,551
PAREXEL International Corp. * ρ	398,800	10,492,428
Sequenom, Inc. *	490,400	7,826,784

		43,257,043

INDUSTRIALS 14.1%
Aerospace & Defense 2.5%
ARGON ST, Inc. * ρ	368,754	9,145,099
Hexcel Corp. * ρ	402,131	7,761,128

		16,906,227

Air Freight & Logistics 1.0%
Forward Air Corp. ρ	184,205	6,373,493

Commercial Services & Supplies 4.8%
Clean Harbors, Inc. * ρ	75,900	5,393,454
Heidrick & Struggles International, Inc.	54,200	1,498,088
Interface, Inc., Class A	263,700	3,304,161
Kforce, Inc. *	173,400	1,472,166
Mine Safety Appliances Co. ρ	125,000	4,998,750
Steiner Leisure, Ltd. *	141,974	4,024,963
Team, Inc.	134,900	4,629,768
Waste Connections, Inc. *	213,500	6,817,055

		32,138,405

2

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 2.5%
Pike Electric Corp. *	174,400	$2,896,784
Quanta Services, Inc. * ρ	407,900	13,570,833

		16,467,617

Electrical Equipment 2.0%
General Cable Corp. * ρ	111,600	6,790,860
Polypore International, Inc. *	270,751	6,858,123

		13,648,983

Machinery 0.8%
RBC Bearings, Inc. *	152,447	5,079,534

Road & Rail 0.5%
Heartland Express, Inc. ρ	237,400	3,539,634

INFORMATION TECHNOLOGY 27.0%
Communications Equipment 2.2%
Adtran, Inc.	327,300	7,802,832
F5 Networks, Inc. *	230,500	6,550,810

		14,353,642

Computers & Peripherals 0.5%
Stratasys, Inc. * ρ	183,652	3,390,216

Electronic Equipment & Instruments 1.9%
Benchmark Electronics, Inc. *	241,662	3,948,757
DTS, Inc. *	93,600	2,931,552
Mellanox Technologies, Ltd. *	449,100	6,080,814

		12,961,123

Internet Software & Services 8.7%
Bankrate, Inc. * ρ	117,377	4,585,919
ComScore, Inc. *	269,000	5,869,580
Constant Contact, Inc. * ρ	303,220	5,715,697
Equinix, Inc. * ρ	99,754	8,900,052
LivePerson, Inc. *	914,728	2,570,386
NIC, Inc.	1,130,508	7,721,370
SonicWALL, Inc. *	500,700	3,229,515
SupportSoft, Inc. *	1,184,096	3,848,312
Switch & Data Facilities Co., Inc. * ρ	453,049	7,697,302
Vocus, Inc. *	259,600	8,351,332

		58,489,465

IT Services 0.6%
TNS, Inc.	177,100	4,243,316

Semiconductors & Semiconductor Equipment 7.2%
Advanced Energy Industries, Inc. *	368,400	5,047,080
ATMI, Inc. *	437,894	12,226,000
Cavium Networks, Inc. *	138,300	2,904,300
FormFactor, Inc. * ρ	191,800	3,534,874
NetLogic Microsystems, Inc. * ρ	346,500	11,503,800
Power Integrations, Inc. *	266,655	8,428,965
Tessera Technologies, Inc. *	260,100	4,257,837

		47,902,856

Software 5.9%
Blackboard, Inc. *	305,375	11,674,486
Concur Technologies, Inc. * ρ	314,878	10,463,396
Micros Systems, Inc. * ρ	216,504	6,601,207
Ultimate Software Group, Inc. * ρ	293,210	10,447,073

		39,186,162

3

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 1.6%
Chemicals 0.8%
Cytec Industries, Inc.	96,500	$5,265,040

Metals & Mining 0.8%
Compass Minerals International, Inc.	67,456	5,434,255

TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 2.4%
Paetec Holding Corp. * ρ	1,153,367	7,323,881
tw telecom, Inc., Class A * ρ	531,948	8,527,126

		15,851,007

Total Common Stocks (cost $578,242,348)		632,378,495

EXCHANGE TRADED FUND 1.4%
iShares Russell 2000 Growth Index Fund (cost $9,394,986)	122,040	9,394,986

	Principal Amount	Value

SHORT-TERM INVESTMENTS 36.9%
CORPORATE BONDS 1.2%
Diversified Consumer Services 1.2%
White Pine Finance, LLC, SIV, FRN, 0.00%, 03/17/2008 + ☐ • ρρ	$10,000,000	7,800,000

	Shares	Value

MUTUAL FUND SHARES 35.7%
BGI Prime Money Market Fund, Premium Shares, 2.58% q ρρ	47,263,902	47,263,902
BlackRock Liquidity TempFund, Institutional Class, 2.58% q ρρ	50,648,290	50,648,290
Evergreen Institutional Money Market Fund, Class I, 2.54% q øρρ	90,774,636	90,774,636
Morgan Stanley Institutional Liquidity Money Market Portfolio Institutional Class, 2.74% q ρρ	50,269,707	50,269,707

		238,956,535

Total Short-Term Investments (cost $248,953,059)		246,756,535

Total Investments (cost $836,590,393) 132.7%		888,530,016
Other Assets and Liabilities (32.7%)		(218,740,127)

Net Assets 100.0%		$669,789,889

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security. The issuer has declared an event of insolvency prior to its maturity.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FRN	Floating Rate Note
SIV	Structured Investment Vehicle

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $839,810,357. The gross unrealized appreciation and depreciation on securities based on tax cost was $124,695,749 and $75,976,090 respectively, with a net unrealized appreciation of $48,719,659.

4

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

5

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 17.4%
Hotels, Restaurants & Leisure 0.7%
Carnival Corp.	140,081	$4,617,070

Internet & Catalog Retail 8.1%
Amazon.com, Inc. * ρ	540,492	39,634,278
Blue Nile, Inc. * ρ	295,700	12,573,164

		52,207,442

Media 2.6%
Omnicom Group, Inc.	368,180	16,523,919

Multi-line Retail 1.1%
Target Corp.	150,202	6,982,891

Specialty Retail 1.8%
Best Buy Co., Inc.	158,052	6,258,859
Home Depot, Inc.	242,750	5,685,205

		11,944,064

Textiles, Apparel & Luxury Goods 3.1%
Timberland Co., Class A * ρ	1,213,000	19,832,550

CONSUMER STAPLES 6.7%
Beverages 1.0%
Coca-Cola Co.	125,743	6,536,121

Food & Staples Retailing 0.3%
Whole Foods Market, Inc. ρ	78,500	1,859,665

Food Products 1.5%
McCormick & Co., Inc.	265,500	9,467,730

Household Products 3.9%
Clorox Co.	270,100	14,099,220
Procter & Gamble Co.	179,891	10,939,172

		25,038,392

ENERGY 1.5%
Oil, Gas & Consumable Fuels 1.5%
Chevron Corp.	48,800	4,837,544
ConocoPhillips	50,340	4,751,593

		9,589,137

FINANCIALS 10.1%
Capital Markets 2.6%
Legg Mason, Inc. ρ	381,400	16,617,598

Consumer Finance 2.5%
Visa, Inc., Class A *	196,800	16,001,808

Diversified Financial Services 0.7%
Citigroup, Inc.	280,404	4,699,571

Insurance 4.3%
Marsh & McLennan Cos.	1,055,592	28,025,968

HEALTH CARE 22.1%
Biotechnology 6.0%
Amgen, Inc. *	744,445	35,108,026
Biogen Idec, Inc. *	54,525	3,047,402

		38,155,428

Health Care Equipment & Supplies 6.7%
Medtronic, Inc.	444,415	22,998,476
St. Jude Medical, Inc. *	136,003	5,559,803
Zimmer Holdings, Inc. *	212,256	14,444,021

		43,002,300

1

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 1.8%
WellPoint, Inc. *	245,600	$11,705,296

Pharmaceuticals 7.6%
Bristol-Myers Squibb Co. ρ	671,321	13,782,220
Novartis AG, ADR	640,600	35,258,624

		49,040,844

INDUSTRIALS 7.6%
Air Freight & Logistics 3.7%
Expeditors International of Washington, Inc.	493,761	21,231,723
United Parcel Service, Inc., Class B	40,900	2,514,123

		23,745,846

Commercial Services & Supplies 3.0%
Cintas Corp.	729,600	19,341,696

Industrial Conglomerates 0.9%
Tyco International, Ltd.	138,556	5,547,782

INFORMATION TECHNOLOGY 34.0%
Communications Equipment 7.0%
Cisco Systems, Inc. * ρ	693,627	16,133,764
QUALCOMM, Inc.	644,941	28,616,032

		44,749,796

Computers & Peripherals 2.3%
Dell, Inc. * ρ	669,512	14,648,922

Internet Software & Services 4.0%
Bankrate, Inc. * ρ	146,300	5,715,941
Google, Inc., Class A *	38,635	20,338,237

		26,054,178

IT Services 1.9%
Automatic Data Processing, Inc. ρ	290,192	12,159,045

Semiconductors & Semiconductor Equipment 8.7%
Altera Corp. ρ	1,586,287	32,836,141
Intel Corp.	285,561	6,133,850
KLA-Tencor Corp.	64,917	2,642,771
Linear Technology Corp. ρ	276,200	8,995,834
Texas Instruments, Inc.	195,286	5,499,254

		56,107,850

Software 10.1%
FactSet Research Systems, Inc. ρ	344,400	19,410,384
Microsoft Corp.	692,506	19,050,840
Oracle Corp. *	1,264,931	26,563,551

		65,024,775

Total Common Stocks (cost $639,389,815)		639,227,684

SHORT-TERM INVESTMENTS 14.9%
MUTUAL FUND SHARES 14.9%
BGI Prime Money Market Fund, Premium Shares, 2.58% ρρ q	19,822,700	19,822,700
BlackRock Liquidity TempFund, Institutional Class, 2.58% ρρ q	21,242,128	21,242,128
Evergreen Institutional Money Market Fund, Class I, 2.54% ρρ q ø	29,248,829	29,248,829
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.09% q ø	4,146,147	4,146,147
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.74% ρρ q	21,083,349	21,083,349

Total Short-Term Investments (cost $95,543,153)		95,543,153

Total Investments (cost $734,932,968) 114.3%		734,770,837
Other Assets and Liabilities (14.3%)		(91,815,422)

Net Assets 100.0%		$642,955,415

2

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

*	Non-income producing security
ρ	All or a portion of this security is on loan.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $735,041,420. The gross unrealized appreciation and depreciation on securities based on tax cost was $75,578,095 and $75,848,678, respectively, with a net unrealized depreciation of $270,583.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

3

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 99.0%
CONSUMER DISCRETIONARY 15.0%
Hotels, Restaurants & Leisure 0.9%
Carnival Corp.	88,319	$2,910,994

Internet & Catalog Retail 6.1%
Amazon.com, Inc. * ρ	265,491	19,468,455

Media 3.1%
Omnicom Group, Inc.	220,032	9,875,036

Multi-line Retail 1.1%
Target Corp.	75,600	3,514,644

Specialty Retail 2.0%
Best Buy Co., Inc.	85,631	3,390,988
Home Depot, Inc.	122,700	2,873,634

		6,264,622

Textiles, Apparel & Luxury Goods 1.8%
Timberland Co., Class A *	361,300	5,907,255

CONSUMER STAPLES 8.1%
Beverages 3.6%
Coca-Cola Co.	154,666	8,039,539
Diageo plc, AD ρ	44,540	3,290,170

		11,329,709

Household Products 4.5%
Clorox Co.	116,400	6,076,080
Procter & Gamble Co.	136,373	8,292,842

		14,368,922

ENERGY 1.7%
Oil, Gas & Consumable Fuels 1.7%
Chevron Corp.	27,300	2,706,249
ConocoPhillips	28,430	2,683,508

		5,389,757

FINANCIALS 10.1%
Capital Markets 2.3%
Legg Mason, Inc.	164,900	7,184,693

Consumer Finance 2.5%
Visa, Inc., Class A *	98,900	8,041,559

Diversified Financial Services 1.3%
Citigroup, Inc.	245,597	4,116,205

Insurance 4.0%
Marsh & McLennan Cos.	486,287	12,910,920

HEALTH CARE 24.6%
Biotechnology 7.1%
Amgen, Inc. *	357,020	16,837,063
Biogen Idec, Inc. *	104,255	5,826,812

		22,663,875

Health Care Equipment & Supplies 6.9%
Medtronic, Inc.	251,717	13,026,355
St. Jude Medical, Inc. *	49,180	2,010,478
Zimmer Holdings, Inc. *	104,319	7,098,908

		22,135,741

Health Care Providers & Services 2.5%
WellPoint, Inc. *	165,500	7,887,730

1

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 8.1%
Bristol-Myers Squibb Co.	437,592	$8,983,764
Novartis AG, ADR	307,500	16,924,800

		25,908,564

INDUSTRIALS 5.9%
Air Freight & Logistics 1.5%
Expeditors International of Washington, Inc.	44,000	1,892,000
United Parcel Service, Inc., Class B	46,500	2,858,355

		4,750,355

Commercial Services & Supplies 2.2%
Cintas Corp.	259,900	6,889,949

Industrial Conglomerates 2.2%
General Electric Co.	127,987	3,415,973
Tyco International, Ltd.	94,679	3,790,947

		7,206,920

INFORMATION TECHNOLOGY 33.6%
Communications Equipment 7.5%
Cisco Systems, Inc. *	459,000	10,676,340
QUALCOMM, Inc.	300,958	13,353,506

		24,029,846

Computers & Peripherals 2.5%
Dell, Inc. *	367,736	8,046,064

Internet Software & Services 3.9%
Google, Inc., Class A *	23,780	12,518,268

IT Services 2.2%
Automatic Data Processing, Inc.	164,093	6,875,497

Semiconductors & Semiconductor Equipment 7.6%
Altera Corp. ρ	604,714	12,517,580
Intel Corp.	415,470	8,924,296
Texas Instruments, Inc.	98,391	2,770,690

		24,212,566

Software 9.9%
FactSet Research Systems, Inc. ρ	111,300	6,272,868
Microsoft Corp.	403,899	11,111,261
Oracle Corp. *	673,828	14,150,388

		31,534,517

Total Common Stocks (cost $310,157,838)		315,942,663

SHORT-TERM INVESTMENTS 9.5%
MUTUAL FUND SHARES 9.5%
BGI Prime Money Market Fund, Premium Shares, 2.58% q ρρ	5,944,278	5,944,278
BlackRock Liquidity TempFund, Institutional Class, 2.58% q ρρ	6,369,925	6,369,925
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø ρρ	8,770,905	8,770,905
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.09% q ø	2,893,873	2,893,873
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.74% q ρρ	6,322,311	6,322,311

Total Short-Term Investments (cost $30,301,292)		30,301,292

Total Investments (cost $340,459,130) 108.5%		346,243,955
Other Assets and Liabilities (8.5%)		(27,103,535)

Net Assets 100.0%		$319,140,420

2

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
Ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $340,472,360. The gross unrealized appreciation and depreciation on securities based on tax cost was $42,352,394 and $36,580,799 respectively, with a net unrealized appreciation of $5,771,595.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

3

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 92.8%
CONSUMER DISCRETIONARY 13.3%
Diversified Consumer Services 4.8%
Capella Education Co. *	32,957	$1,965,885
Strayer Education, Inc.	12,000	2,508,840

		4,474,725

Hotels, Restaurants & Leisure 2.6%
Buffalo Wild Wings, Inc. * ρ	43,472	1,079,410
Penn National Gaming, Inc. *	42,300	1,359,945

		2,439,355

Internet & Catalog Retail 1.1%
priceline.com, Inc. * ρ	9,000	1,039,140

Specialty Retail 2.9%
Aeropostale, Inc. *	43,700	1,369,121
GameStop Corp., Class A * ρ	32,900	1,329,160

		2,698,281

Textiles, Apparel & Luxury Goods 1.9%
Hanesbrands, Inc. *	63,300	1,717,962

CONSUMER STAPLES 4.6%
Food Products 2.8%
Hain Celestial Group, Inc. *	37,500	880,500
Ralcorp Holdings, Inc. * ρ	34,200	1,690,848

		2,571,348

Personal Products 1.8%
Alberto-Culver Co.	64,300	1,689,161

ENERGY 10.9%
Energy Equipment & Services 4.0%
Atwood Oceanics, Inc. *	20,940	2,603,679
ION Geophysical Corp. *	66,400	1,158,680

		3,762,359

Oil, Gas & Consumable Fuels 6.9%
Atlas Energy Resources, LLC ρ	24,000	915,600
Cabot Oil & Gas Corp.	16,700	1,131,091
Denbury Resources, Inc. *	55,077	2,010,311
Southwestern Energy Co. *	48,756	2,321,273

		6,378,275

FINANCIALS 2.2%
Commercial Banks 1.4%
Associated Banc-Corp.	65,600	1,265,424

Consumer Finance 0.8%
Cash America International, Inc.	25,300	784,300

HEALTH CARE 13.0%
Biotechnology 2.0%
Cephalon, Inc. *	28,340	1,889,995

Health Care Equipment & Supplies 6.0%
ArthroCare Corp. *	43,400	1,771,154
Hologic, Inc. *	72,000	1,569,600
Varian Medical Systems, Inc. *	42,400	2,198,440

		5,539,194

Health Care Providers & Services 2.2%
Psychiatric Solutions, Inc. *	53,394	2,020,429

1

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 2.8%
AMAG Pharmaceuticals, Inc. *	23,200	$791,120
Qiagen NV * ρ	87,700	1,765,401

		2,556,521

INDUSTRIALS 18.1%
Commercial Services & Supplies 4.1%
FTI Consulting, Inc. *	28,438	1,946,865
Watson Wyatt Worldwide, Inc., Class A	35,100	1,856,439

		3,803,304

Electrical Equipment 5.2%
EnerSys, Inc. *	51,600	1,766,268
JA Solar Holdings Co., Ltd., ADS *	61,800	1,041,330
Roper Industries, Inc. ρ	29,840	1,965,859

		4,773,457

Machinery 4.5%
Kaydon Corp.	40,200	2,066,682
Titan International, Inc.	58,700	2,090,894

		4,157,576

Road & Rail 2.4%
Landstar System, Inc.	40,300	2,225,366

Trading Companies & Distributors 1.9%
MSC Industrial Direct Co., Class A	40,925	1,805,202

INFORMATION TECHNOLOGY 22.0%
Communications Equipment 5.7%
Acme Packet, Inc. * ρ	155,254	1,204,771
F5 Networks, Inc. *	78,857	2,241,116
NICE-Systems, Ltd., ADR *	62,108	1,836,534

		5,282,421

Electronic Equipment & Instruments 2.6%
Flir Systems, Inc. *	59,300	2,405,801

Internet Software & Services 3.7%
Bankrate, Inc. * ρ	26,635	1,040,629
SINA Corp. *	22,400	953,120
VistaPrint, Ltd. * ρ	54,900	1,469,124

		3,462,873

IT Services 2.3%
Syntel, Inc. ρ	64,269	2,167,151

Semiconductors & Semiconductor Equipment 4.3%
Monolithic Power Systems, Inc. *	88,894	1,921,888
Power Integrations, Inc. *	64,100	2,026,201

		3,948,089

Software 3.4%
Ansys, Inc. *	44,500	2,096,840
Quality Systems, Inc. ρ	35,536	1,040,494

		3,137,334

MATERIALS 4.3%
Chemicals 2.1%
CF Industries Holdings, Inc.	12,600	1,925,280

Metals & Mining 2.2%
Steel Dynamics, Inc.	53,100	2,074,617

2

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 4.4%
Diversified Telecommunication Services 2.1%
tw telecom, inc., Class A *	123,200	$1,974,896

Wireless Telecommunication Services 2.3%
NII Holdings, Inc. *	43,700	2,075,313

Total Common Stocks (cost $83,145,864)		86,045,149

EXCHANGE TRADED FUNDS 4.1%
iShares Russell 2000 Value Index Fund	34,974	2,414,255
iShares Russell Midcap Value Index Fund	14,403	1,380,096

Total Exchange Traded Funds (cost $3,932,645)		3,794,351

SHORT-TERM INVESTMENTS 17.2%
MUTUAL FUND SHARES 17.2%
BGI Prime Money Market Fund, Premium Shares, 2.58% q ρρ	2,835,545	2,835,545
BlackRock Liquidity TempFund, Institutional Class, 2.58% q ρρ	3,038,587	3,038,587
Evergreen Institutional Money Market Fund, Class I, 2.54% q ρρ ø	6,992,029	6,992,029
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.74% q ρρ	3,015,875	3,015,875

Total Short-Term Investments (cost $15,882,036)		15,882,036

Total Investments (cost $102,960,545) 114.1%		105,721,536
Other Assets and Liabilities (14.1%)		(13,025,822)

Net Assets 100.0%		$92,695,714

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
ADS	American Depository Shares

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $103,922,567. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,822,983 and $8,024,014, respectively, with a net unrealized appreciation of $1,798,969.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

3

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 96.9%
CONSUMER DISCRETIONARY 15.3%
Auto Components 0.4%
BorgWarner, Inc.	55,700	$2,471,966

Diversified Consumer Services 3.8%
American Public Education, Inc.	159,300	6,219,072
DeVry, Inc.	103,500	5,549,670
Strayer Education, Inc.	45,900	9,596,313

		21,365,055

Hotels, Restaurants & Leisure 0.5%
Burger King Holdings, Inc. *	101,000	2,705,790

Household Durables 1.5%
NVR, Inc. *	9,600	4,800,768
Snap-On, Inc.	72,200	3,755,122

		8,555,890

Internet & Catalog Retail 0.9%
priceline.com, Inc. * ρ	42,400	4,895,504

Specialty Retail 4.2%
Abercrombie & Fitch Co., Class A	78,400	4,914,112
Aeropostale, Inc. *	149,200	4,674,436
AutoZone, Inc. *	23,400	2,831,634
GameStop Corp., Class A *	163,100	6,589,240
Urban Outfitters, Inc. * ρ	152,000	4,740,880

		23,750,302

Textiles, Apparel & Luxury Goods 4.0%
Coach, Inc. *	253,222	7,313,051
Deckers Outdoor Corp. *	30,700	4,273,440
Hanesbrands, Inc. *	250,700	6,803,998
Warnaco Group, Inc. *	91,200	4,019,184

		22,409,673

CONSUMER STAPLES 3.3%
Food & Staples Retailing 0.9%
Sysco Corp.	190,400	5,237,904

Household Products 0.8%
Church & Dwight Co.	79,000	4,451,650

Personal Products 1.6%
Alberto-Culver Co. ρ	343,100	9,013,237

ENERGY 15.9%
Energy Equipment & Services 7.9%
Cameron International Corp. * ρ	171,700	9,503,595
Diamond Offshore Drilling, Inc.	67,500	9,391,950
FMC Technologies, Inc. *	38,800	2,984,884
National Oilwell Varco, Inc. *	77,400	6,866,928
Oceaneering International, Inc. *	120,600	9,292,230
Smith International, Inc. ρ	72,400	6,019,336

		44,058,923

Oil, Gas & Consumable Fuels 8.0%
Continental Resources, Inc. ρ	105,900	7,340,988
Denbury Resources, Inc. *	268,700	9,807,550
Foundation Coal Holdings, Inc.	69,000	6,112,020
Range Resources Corp.	126,900	8,317,026
SandRidge Energy, Inc.	60,900	3,932,922
Southwestern Energy Co.	200,800	9,560,088

		45,070,594

1

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 4.7%
Commercial Banks 0.5%
SVB Financial Group * ρ	58,300	$2,804,813

Consumer Finance 1.5%
Cash America International, Inc.	179,900	5,576,900
MasterCard, Inc., Class A	10,100	2,681,752

		8,258,652

Real Estate Investment Trusts 1.6%
General Growth Properties, Inc.	69,200	2,424,076
Plum Creek Timber Co., Inc. ρ	68,500	2,925,635
Taubman Centers, Inc.	79,100	3,848,215

		9,197,926

Real Estate Management & Development 0.4%
CB Richard Ellis Group, Inc., Class A * ρ	130,800	2,511,360

Thrifts & Mortgage Finance 0.7%
Dime Community Bancshares, Inc.	232,455	3,837,832

HEALTH CARE 11.7%
Biotechnology 3.2%
Celgene Corp. *	143,000	9,133,410
Cephalon, Inc. * ρ	135,300	9,023,157

		18,156,567

Health Care Equipment & Supplies 5.9%
ArthroCare Corp. *	69,200	2,824,052
Hologic, Inc. * ρ	400,100	8,722,180
Hospira, Inc. *	215,800	8,655,738
Natus Medical, Inc.	133,900	2,803,866
Varian Medical Systems, Inc. * ρ	194,400	10,079,640

		33,085,476

Life Sciences Tools & Services 1.0%
Pharmaceutical Product Development, Inc.	137,300	5,890,170

Pharmaceuticals 1.6%
Allergan, Inc.	167,200	8,702,760

INDUSTRIALS 20.2%
Aerospace & Defense 1.2%
Alliant Techsystems, Inc. *	26,200	2,664,016
Goodrich Corp.	87,200	4,138,512

		6,802,528

Commercial Services & Supplies 3.8%
ChoicePoint, Inc. *	121,500	5,856,300
FTI Consulting, Inc. * ρ	144,927	9,921,703
Republic Services, Inc. ρ	181,900	5,402,430

		21,180,433

Construction & Engineering 1.1%
EMCOR Group, Inc.	111,700	3,186,801
Foster Wheeler, Ltd. *	42,700	3,123,505

		6,310,306

Electrical Equipment 4.7%
Acuity Brands, Inc.	73,700	3,543,496
Cooper Industries, Inc.	100,300	3,961,850
First Solar, Inc.	10,300	2,810,046
GrafTech International, Ltd. *	262,700	7,048,241
Roper Industries, Inc. ρ	140,000	9,223,200

		26,586,833

2

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 1.2%
McDermott International, Inc. *	109,100	$6,752,199

Machinery 4.9%
Cummins, Inc.	64,900	4,252,248
Flowserve Corp.	23,800	3,253,460
ITT Corp.	132,600	8,397,558
Joy Global, Inc.	52,600	3,988,658
Manitowoc Co.	139,500	4,537,935
SPX Corp.	23,500	3,095,655

		27,525,514

Marine 0.9%
Kirby Corp. *	102,400	4,915,200

Road & Rail 1.7%
Landstar System, Inc.	168,200	9,288,004

Trading Companies & Distributors 0.7%
W.W. Grainger, Inc.	50,200	4,106,360

INFORMATION TECHNOLOGY 17.7%
Communications Equipment 2.6%
F5 Networks, Inc. *	209,528	5,954,786
NICE-Systems, Ltd., ADR *	280,200	8,285,514

		14,240,300

Computers & Peripherals 1.0%
Logitech International SA	212,900	5,705,720

Electronic Equipment & Instruments 1.7%
Amphenol Corp., Class A	71,600	3,213,408
AU Optronics Corp., ADR ρ	222,500	3,524,400
DTS, Inc. *	93,600	2,931,552

		9,669,360

Internet Software & Services 1.4%
SINA Corp. *	115,300	4,906,015
Switch & Data Facilities Co., Inc. * ρ	169,940	2,887,280

		7,793,295

IT Services 2.9%
Accenture, Ltd., Class A	77,400	3,151,728
Cognizant Technology Solutions Corp., Class A *	195,000	6,339,450
Global Payments, Inc.	91,200	4,249,920
NeuStar, Inc., Class A *	120,800	2,604,448

		16,345,546

Semiconductors & Semiconductor Equipment 4.1%
Broadcom Corp., Class A * ρ	220,700	6,022,903
Intersil Corp., Class A	325,800	7,923,456
MEMC Electronic Materials, Inc. *	87,200	5,366,288
NVIDIA Corp. *	203,800	3,815,136

		23,127,783

Software 4.0%
Activision Blizzard, Inc. *	190,400	6,486,928
Ansys, Inc. * ρ	196,600	9,263,792
Autodesk, Inc. *	111,200	3,759,672
Salesforce.com, Inc. *	43,500	2,968,005

		22,478,397

3

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 7.1%
Chemicals 4.1%
Agrium, Inc. ρ	68,000	$7,312,720
Airgas, Inc.	60,900	3,555,951
Celanese Corp., Ser. A	122,200	5,579,652
CF Industries Holdings, Inc.	42,200	6,448,160

		22,896,483

Containers & Packaging 0.8%
Ball Corp.	53,900	2,573,186
Owens-Illinois, Inc. *	53,500	2,230,415

		4,803,601

Metals & Mining 2.2%
NuCor Corp.	36,200	2,703,054
Steel Dynamics, Inc.	84,600	3,305,322
United States Steel Corp.	34,300	6,337,954

		12,346,330

TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%
American Tower Corp., Class A *	132,200	5,585,450

Total Common Stocks (cost $495,727,176)		544,891,686

SHORT-TERM INVESTMENTS 16.8%
MUTUAL FUND SHARES 16.8%
BGI Prime Money Market Fund, Premium Shares, 2.58% q ρρ	19,604,721	19,604,721
BlackRock Liquidity TempFund, Institutional Class, 2.58% q ρρ	21,008,540	21,008,540
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø ρρ	33,363,646	33,363,646
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.74% q ρρ	20,851,507	20,851,507

Total Short-Term Investments (cost $94,828,414)		94,828,414

Total Investments (cost $590,555,590) 113.7%		639,720,100
Other Assets and Liabilities (13.7%)		(77,190,245)

Net Assets 100.0%		$562,529,855

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $591,680,914. The gross unrealized appreciation and depreciation on securities based on tax cost was $74,692,540 and $26,653,354, respectively, with a net unrealized appreciation of $48,039,186.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

4

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

5

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS

June 30, 2008 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 0.1%
Long Beach Asset Holdings Corp. NIM Trust, Ser. 2006-2, Class N2, 7.63%, 04/25/2046 144A + ☐	$1,000,000	$10,000
Telos CLO, Ltd., Ser. 2006-1A, Class E, FRN, 6.97%, 10/11/2021 144A	1,000,000	758,390

Total Asset-Backed Securities (cost $1,997,517)		768,390

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.2%
FIXED-RATE 0.2%
GS Mtge. Securities Corp., Ser. 2007-NIM1, Class N2, 8.00%, 08/25/2046 144A	1,519,202	1,469,311

FLOATING-RATE 0.0%
Structured Adjustable Rate Mtge. Loan Pass-Through Cert., Ser. 2005-9, Class B8, 3.89%, 05/25/2035	1,660,666	354,586

Total Commercial Mortgage-Backed Securities (cost $3,117,272)		1,823,897

CORPORATE BONDS 11.5%
ENERGY 1.8%
Oil, Gas & Consumable Fuels 1.8%
McMoRan Exploration Co., 11.875%, 11/15/2014	16,100,000	17,227,000
Tesoro Corp., 6.625%, 11/01/2015	2,775,000	2,573,813

		19,800,813

FINANCIALS 0.9%
Consumer Finance 0.0%
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	250,000	206,250

Real Estate Investment Trusts 0.9%
Saul Centers, Inc., 7.50%, 03/01/2014	10,600,000	9,222,000

INDUSTRIALS 5.8%
Aerospace & Defense 0.2%
DRS Technologies, Inc., 6.625%, 02/01/2016	2,640,000	2,692,800

Electrical Equipment 3.2%
Baldor Electric Co., 8.625%, 02/15/2017	20,500,000	20,705,000
Belden, Inc., 7.00%, 03/15/2017	2,600,000	2,509,000
General Cable Corp., 7.125%, 04/01/2017	12,250,000	11,729,375

		34,943,375

Machinery 2.4%
Actuant Corp., 6.875%, 06/15/2017	21,350,000	21,083,125
SPX Corp., 7.625%, 12/15/2014 144A	5,170,000	5,254,012

		26,337,137

INFORMATION TECHNOLOGY 0.8%
Electronic Equipment & Instruments 0.4%
Itron, Inc., 7.75%, 05/15/2012	4,331,000	4,379,291

IT Services 0.4%
Iron Mountain, Inc., 6.625%, 01/01/2016 ρ	4,800,000	4,512,000

MATERIALS 1.1%
Chemicals 0.0%
ARCO Chemical Co., 9.80%, 02/01/2020	35,000	28,000
MacDermid, Inc., 9.50%, 04/15/2017 144A	50,000	45,500

		73,500

Containers & Packaging 0.7%
Crown Holdings, Inc., 7.75%, 11/15/2015 ρ	7,619,000	7,657,095

Metals & Mining 0.4%
Steel Dynamics, Inc., 7.75%, 04/15/2016 144A	4,600,000	4,600,000

1

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 1.1%
Electric Utilities 1.1%
Aquila, Inc., Step Bond, 14.875%, 07/01/2012 ††	$150,000	$175,125
Reliant Energy, Inc., 7.625%, 06/15/2014 ρ	11,860,000	11,622,800

		11,797,925

Total Corporate Bonds (cost $128,818,577)		126,222,186

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.1%
FIXED-RATE 0.1%
Harborview NIM Corp., Ser. 2006-12, Class N2, 8.35%, 12/19/2036 144A + ☐ (cost $1,143,412)	1,143,412	800,388

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%
FIXED-RATE 0.2%
Banc of America Mtge. Securities, Inc., Ser. 2003-7, Class B-5, 4.75%, 09/25/2018	112,614	81,206
Chase Mtge. Fin. Corp., Ser. 2003-S12:
Class B-3, 4.89%, 12/25/2018	228,259	163,925
Class B-4, 4.89%, 12/26/2018	117,848	79,375
Class B-5, 4.89%, 12/25/2018	230,314	138,741
Residential Funding Securities Corp., Ser. 2003-RM2, Class B3-2, 6.00%, 05/25/2033	344,810	326,679
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-16, Class B4, 5.00%, 11/25/2036	1,466,446	1,329,465

		2,119,391

FLOATING-RATE 0.1%
Banc of America Mtge. Securities, Inc., Ser. 2002-E, Class B-4, 6.45%, 06/20/2031	226,840	191,213
Cendant Mtge. Corp., Ser. 2005, Class B-4, 5.44%, 02/18/2035	176,007	80,052
Harborview Mtge. Loan Trust, Ser. 2004-7, Class B4, 5.98%, 11/19/2034	572,985	352,282
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B4, 5.89%, 05/25/2036	256,650	209,144
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A2, Class 2B2, 5.38%, 03/25/2033	475,504	434,601
PHH Mtge. Capital, LLC Mtge. Pass Through Certs.:
Ser. 2005-4, Class B4, 5.61%, 07/18/2035	261,078	236,792
Ser. 2005-5, Class B4, 5.54%, 08/18/2035	327,266	294,160

		1,798,244

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $4,122,855)		3,917,635

YANKEE OBLIGATIONS – CORPORATE 0.1%
FINANCIALS 0.1%
Diversified Financial Services 0.1%
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033 +	1,000,000	573,090
Preferred Term Securities XIII, Ltd., FRN, 10.00%, 03/24/2034 +	1,000,000	597,930

Total Yankee Obligations – Corporate (cost $1,378,598)		1,171,020

	Shares	Value

COMMON STOCKS 80.5%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Time Warner, Inc.	1	15

CONSUMER STAPLES 1.4%
Household Products 0.6%
Church & Dwight Co.	110,000	6,198,500

Personal Products 0.8%
Estee Lauder Cos., Class A ρ	200,000	9,290,000

ENERGY 31.9%
Energy Equipment & Services 11.5%
Halliburton Co.	370,000	19,635,900
National Oilwell Varco, Inc. *	285,000	25,285,200

2

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
Noble Corp.	370,000	$24,035,200
Pride International, Inc. *	521,000	24,638,090
Schlumberger, Ltd.	187,754	20,170,412
Transocean, Inc. *	80,000	12,191,200

		125,956,002

Oil, Gas & Consumable Fuels 20.4%
Anadarko Petroleum Corp.	366,000	27,391,440
Apache Corp. ρ	69,000	9,591,000
Consol Energy, Inc.	145,000	16,293,650
Devon Energy Corp.	58,000	6,969,280
EOG Resources, Inc.	50,000	6,560,000
Foundation Coal Holdings, Inc.	190,000	16,830,200
Hess Corp.	112,000	14,133,280
Marathon Oil Corp.	430,000	22,304,100
Massey Energy Co.	30,000	2,812,500
Occidental Petroleum Corp.	290,000	26,059,400
Patriot Coal Corp. *	150,000	22,993,500
Peabody Energy Corp. ρ	270,000	23,773,500
Pioneer Natural Resources Co.	70,000	5,479,600
Tesoro Corp. ρ	170,000	3,360,900
Valero Energy Corp.	210,000	8,647,800
XTO Energy, Inc.	141,000	9,659,910

		222,860,060

FINANCIALS 2.4%
Real Estate Investment Trusts 2.4%
General Growth Properties, Inc.	150,000	5,254,500
Host Hotels & Resorts, Inc. ρ	500,000	6,825,000
Mack-Cali Realty Corp.	150,000	5,125,500
Plum Creek Timber Co., Inc. ρ	170,000	7,260,700
Simon Property Group, Inc.	20,000	1,797,800

		26,263,500

HEALTH CARE 7.5%
Health Care Equipment & Supplies 2.2%
Inverness Medical Innovations, Inc. * ρ	500,000	16,585,000
Varian Medical Systems, Inc. * ρ	140,000	7,259,000

		23,844,000

Life Sciences Tools & Services 5.3%
Applera Corp. – Applied Biosystems	150,000	5,022,000
Bio-Rad Laboratories, Inc., Class A *	68,000	5,500,520
Millipore Corp. * ρ	100,000	6,786,000
PerkinElmer, Inc.	460,000	12,811,000
Thermo Fisher Scientific, Inc. * ρ	500,000	27,865,000

		57,984,520

INDUSTRIALS 13.7%
Aerospace & Defense 0.6%
Esterline Technologies Corp. *	105,000	5,172,300
L-3 Communications Holdings, Inc.	10,000	908,700

		6,081,000

Building Products 0.3%
Lennox International, Inc.	120,000	3,475,200

3

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 4.7%
Ametek, Inc.	75,000	$3,541,500
Baldor Electric Co.	80,000	2,798,400
Belden, Inc.	121,000	4,099,480
Cooper Industries, Inc. ρ	280,000	11,060,000
Emerson Electric Co.	90,000	4,450,500
General Cable Corp. * ρ	200,000	12,170,000
Roper Industries, Inc. ρ	210,000	13,834,800

		51,954,680

Machinery 8.0%
Bucyrus International, Inc.	20,000	1,460,400
Danaher Corp.	50,000	3,865,000
Donaldson Co., Inc.	159,000	7,097,760
Dover Corp.	25,000	1,209,250
Flowserve Corp.	177,000	24,195,900
IDEX Corp.	95,000	3,499,800
Joy Global, Inc.	220,000	16,682,600
Manitowoc Co.	55,000	1,789,150
Pall Corp.	225,000	8,928,000
SPX Corp.	145,000	19,100,850

		87,828,710

Trading Companies & Distributors 0.1%
Wesco International, Inc. *	25,000	1,001,000

INFORMATION TECHNOLOGY 4.2%
Communications Equipment 0.1%
CommScope, Inc. *	12,000	633,240

Electronic Equipment & Instruments 1.9%
Agilent Technologies, Inc. *	200,000	7,108,000
Amphenol Corp., Class A	315,000	14,137,200

		21,245,200

Internet Software & Services 2.2%
Google, Inc., Class A *	45,000	23,688,900

MATERIALS 14.6%
Chemicals 6.0%
CF Industries Holdings, Inc.	25,000	3,820,000
E.I. DuPont de Nemours & Co.	435,000	18,657,150
FMC Corp.	280,000	21,683,200
Monsanto Co.	135,000	17,069,400
Sigma-Aldrich Corp. ρ	85,000	4,578,100

		65,807,850

Construction Materials 1.6%
Martin Marietta Materials, Inc. ρ	50,000	5,179,500
Texas Industries, Inc. ρ	150,000	8,419,500
Vulcan Materials Co. ρ	70,000	4,184,600

		17,783,600

Containers & Packaging 0.4%
Greif, Inc., Class A	60,000	3,841,800

Metals & Mining 5.0%
Barrick Gold Corp.	110,000	5,005,000
Cleveland-Cliffs, Inc.	52,000	6,197,880

4

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Freeport-McMoRan Copper & Gold, Inc. ρ	290,000	$33,985,100
NuCor Corp.	55,000	4,106,850
Steel Dynamics, Inc.	130,000	5,079,100

		54,373,930

Paper & Forest Products 1.6%
Weyerhaeuser Co. ρ	350,000	17,899,000

UTILITIES 4.8%
Electric Utilities 2.4%
NRG Energy, Inc. * ρ	610,000	26,169,000

Gas Utilities 2.4%
Questar Corp.	365,000	25,929,600

Total Common Stocks (cost $820,056,532)		880,109,307

	Principal Amount	Value

CONVERTIBLE DEBENTURES 6.9%
FINANCIALS 2.0%
Real Estate Investment Trusts 2.0%
Alexandria Real Estate Equities, Inc., 3.70%, 01/15/2027 144A	$6,250,000	6,093,750
Macerich Co., 3.25%, 03/15/2012 144A	19,250,000	15,977,500

		22,071,250

HEALTH CARE 1.8%
Health Care Equipment & Supplies 1.2%
Inverness Medical Innovations, Inc.:
3.00%, 05/15/2016 144A	6,100,000	5,909,375
3.00%, 05/15/2016	7,598,000	7,360,563

		13,269,938

Life Sciences Tools & Services 0.6%
Millipore Corp., 3.75%, 06/01/2026	6,000,000	6,067,500

INDUSTRIALS 3.1%
Electrical Equipment 3.1%
General Cable Corp., 1.00%, 10/15/2012 144A	34,065,000	33,809,512

Total Convertible Debentures (cost $84,331,584)		75,218,200

	Shares	Value

SHORT-TERM INVESTMENTS 15.4%
MUTUAL FUND SHARES 15.4%
BGI Prime Money Market Fund, Premium Shares, 2.58% q ρρ	36,539,678	36,539,678
BlackRock Liquidity TempFund, Institutional Class, 2.58% q ρρ	39,156,145	39,156,145
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø ρρ	53,912,747	53,912,747
Morgan Stanley Institutional Liquid Fund, Institutional Class, 2.74% q ρρ	38,863,462	38,863,462

Total Short-Term Investments (cost $168,472,032)		168,472,032

Total Investments (cost $1,213,438,379) 115.1%		1,258,503,055
Other Assets and Liabilities (15.1%)		(165,420,674)

Net Assets 100.0%		$1,093,082,381

5

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρ	All or a portion of this security is on loan.
††	The rate shown is the stated rate at the current period end.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $1,213,570,974. The gross unrealized appreciation and depreciation on securities based on tax cost was $121,466,930 and $76,534,849, respectively, with a net unrealized appreciation of $44,932,081.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation Hierarchy

On April 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$1,048,581,339
Level 2 – Other Significant Observable Inputs	209,921,716
Level 3 – Significant Unobservable Inputs	0

Total	$1,258,503,055

6

Item 2 – Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust
By:
Dennis H. Ferro,
Principal Executive Officer

Date: August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: August 27, 2008

By:
Jeremy DePalma
Principal Financial Officer

Date: August 27, 2008